Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Calculated Basic and Diluted Earnings Per Share
The following table illustrates the earnings allocation method utilized in the calculation of basic and diluted earnings per share.

	Years Ended December 31,
(in thousands, except per-share amounts)	2012	2011	2010
Earnings per share numerator:
Net income attributable to common shareholders before allocation of earnings to participating securities	$239,593	$206,907	$177,125
Earnings allocated to participating securities	(316)	0	0
Net income attributable to common shareholders after allocation of earnings to participating securities	$239,277	$206,907	$177,125
Earnings per share denominator:
Weighted-average number of shares of common stock outstanding	13,405	13,707	14,619
Dilutive effect of unexercised stock options	0	5	31
Total shares	13,405	13,712	14,650
Basic earnings per share	$17.85	$15.10	$12.12
Diluted earnings per share	$17.85	$15.09	$12.09